Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Summary of provisions

	Social Security Costs on
Provisions as of December 31, 2022	Share-Based Payment	Other Provisions	Provisions, net
Opening balance	13,084	1,446	14,530
Provisions for the year	1,027	—	1,027
Amounts claimed for the year	(204)	—	(204)
Reversal of unused amounts	(2,666)	(1,573)	(4,239)
Exchange differences	551	127	678
Total	11,792	—	11,792

	Social Security Costs on
Provisions as of December 31, 2021	Share-Based Payment	Other Provisions	Provisions, net
Opening balance	4,972	1,419	6,391
Provisions for the year	8,112	—	8,112
Exchange differences	—	27	27
Total	13,084	1,446	14,530